As filed with the Securities and Exchange Commission on February 18, 2020

File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 504	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 506	☒

(Check appropriate box or boxes)

iShares, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated

2405 York Road

Suite 201

Lutherville-Timonium, MD 21093

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On February 24, 2020, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 504 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 24, 2020, the effectiveness of the registration statement for the iShares J.P. Morgan EM Corporate Bond ETF and iShares J.P. Morgan EM High Yield Bond ETF, filed in Post-Effective Amendment No. 502 on December 20, 2019, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 504 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 502.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 504 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 18th day of February, 2020.

iSHARES, INC.

By:
Armando Senra*
President

Date: February 18, 2020

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 504 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Director

Date: February 18, 2020

John E. Martinez*
Director

Date: February 18, 2020

Cecilia H. Herbert*
Director

Date: February 18, 2020

John E. Kerrigan*
Director

Date: February 18, 2020

Robert S. Kapito*
Director

Date: February 18, 2020

Madhav V. Rajan*
Director

Date: February 18, 2020

Jane D. Carlin*
Director

Date: February 18, 2020

Drew E. Lawton*
Director

Date: February 18, 2020

Richard L. Fagnani*
Director

Date: February 18, 2020

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: February 18, 2020

* By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: February 18, 2020

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 503, filed on January 17, 2020.